Long Term Debt - Debt Discount, Issuance Costs, Interest (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 29, 2014
Long-Term Debt
Amortization of debt issuance costs		$ 11,600,000	$ 800,000	$ 13,500,000	$ 2,300,000	$ 3,100,000	$ 1,500,000
Interest Incurred On Long Term Debt
Interest expense		12,200,000	12,900,000	38,900,000	37,400,000	50,500,000	23,100,000
Interest costs capitalized		1,200,000	$ 1,400,000	3,600,000	$ 4,100,000	5,300,000	2,600,000
Credit Facility
Long-Term Debt
Debt issuance costs						20,200,000	20,200,000
Credit Facility | Other non-current assets
Long-Term Debt
Accumulated amortization, debt issuance costs		1,800,000		1,800,000
Senior Notes
Long-Term Debt
Debt issuance costs						1,400,000
Senior Notes | Senior Notes, net of unamortized debt discount and debt issuance costs
Long-Term Debt
Debt issuance costs		12,400,000		12,400,000
Second Lien Notes
Long-Term Debt
Unamortized debt discount		0		0		6,500,000	6,500,000	$ 6,500,000
Amortization of debt discount						1,100,000	500,000
Debt issuance costs		$ 0		$ 0		18,100,000	$ 18,100,000
Interest Expense | Senior Notes
Long-Term Debt
Amortization of debt issuance costs						$ 1,400,000
Interest Expense | Second Lien Notes
Long-Term Debt
Amortization of debt discount	$ 4,300,000
Amortization of debt issuance costs	$ 10,800,000